Commitments And Contingencies (Schedule Of Future Minimum Lease Payments) (Details) (USD $)	Jul. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 168,000
2015	71,000
Capital Leases, Future Minimum Payments Due, Total	$ 239,000